Employee Compensation - Summary of Plan Information for the Past Three Years (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 8,769	$ 8,502
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	10,493	9,866	$ 8,311
Fair value of plan assets	10,064	9,723	8,719
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	(429)	(143)	408
Pension Plans [member] | Funded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	(266)	36	573
Pension Plans [member] | Unfunded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	(163)	(179)	(165)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,290	1,254	1,113
Fair value of plan assets	181	175	153
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	(1,109)	(1,079)	(960)
Other employee future benefit plans [member] | Funded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	38	46	37
Other employee future benefit plans [member] | Unfunded plans [member]
Surplus (deficit) is compromised of:
Surplus (deficit) and net defined benefit asset (liability)	$ (1,147)	$ (1,125)	$ (997)